Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	2.55425%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,278,955.05

Principal:
Principal Collections	$31,147,136.66
Prepayments in Full	$15,448,999.72
Liquidation Proceeds	$150,345.44
Recoveries	$4,746.67
Sub Total	$46,751,228.49
Collections	$51,030,183.54

Purchase Amounts:
Purchase Amounts Related to Principal	$194,448.26
Purchase Amounts Related to Interest	$436.76
Sub Total	$194,885.02

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,225,068.56

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$51,225,068.56
Servicing Fee	$1,342,481.48	$1,342,481.48	$0.00	$0.00	$49,882,587.08
Interest - Class A-1 Notes	$293,569.69	$293,569.69	$0.00	$0.00	$49,589,017.39
Interest - Class A-2a Notes	$1,114,826.33	$1,114,826.33	$0.00	$0.00	$48,474,191.06
Interest - Class A-2b Notes	$198,663.89	$198,663.89	$0.00	$0.00	$48,275,527.17
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$47,137,233.00
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$46,757,779.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,757,779.25
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$46,634,613.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,634,613.58
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$46,546,267.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,546,267.75
Regular Principal Payment	$142,432,734.77	$46,546,267.75	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$51,225,068.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$46,546,267.75
Total					$46,546,267.75
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$46,546,267.75	$146.49	$293,569.69	$0.92	$46,839,837.44	$147.41
Class A-2a Notes	$0.00	$0.00	$1,114,826.33	$2.32	$1,114,826.33	$2.32
Class A-2b Notes	$0.00	$0.00	$198,663.89	$1.99	$198,663.89	$1.99
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$46,546,267.75	$28.53	$3,336,319.33	$2.04	$49,882,587.08	$30.57

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$142,432,734.77	0.4482541	$95,886,467.02	0.3017670
Class A-2a Notes	$481,220,000.00	1.0000000	$481,220,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$1,456,332,734.77	0.8925522	$1,409,786,467.02	0.8640250

Pool Information
Weighted Average APR	3.306%	3.287%
Weighted Average Remaining Term	55.50	54.64
Number of Receivables Outstanding	56,965	55,945
Pool Balance	$1,610,977,776.04	$1,563,785,350.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,470,516,813.82	$1,428,025,051.66
Pool Factor	0.9016503	0.8752371

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$135,760,298.64
Targeted Overcollateralization Amount	$187,771,047.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$153,998,883.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$251,495.66
(Recoveries)		4	$4,746.67
Net Loss for Current Collection Period			$246,748.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1838%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0001%
Second Prior Collection Period			0.0363%
Prior Collection Period			0.1950%
Current Collection Period			0.1865%
Four Month Average (Current and Prior Three Collection Periods)			0.1045%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		290	$570,447.76
(Cumulative Recoveries)			$6,246.67
Cumulative Net Loss for All Collection Periods			$564,201.09
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0316%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,967.06
Average Net Loss for Receivables that have experienced a Realized Loss			$1,945.52

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.54%	284	$8,472,208.07
61-90 Days Delinquent	0.06%	28	$948,826.89
91-120 Days Delinquent	0.01%	3	$93,280.54
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.61%	315	$9,514,315.50

Repossession Inventory:
Repossessed in the Current Collection Period		23	$723,608.36
Total Repossessed Inventory		35	$1,140,574.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0378%
Prior Collection Period			0.0351%
Current Collection Period			0.0554%
Three Month Average			0.0428%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0666%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	4

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer